Financial risk management - D.1.2. Currency and interest rate swap contracts (Details) $ in Millions, kr in Billions, $ in Billions	Dec. 20, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 31, 2023 COP ($)	Jan. 31, 2023 USD ($)	Jan. 19, 2022 USD ($)	Jan. 10, 2022 USD ($)	Jan. 10, 2022 SEK (kr)	Nov. 30, 2020 USD ($)	Dec. 20, 2019 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities		$ 59.0	$ 40.0
Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities		59.0	40.0
SEK Senior Unsecured Variable Rate Notes Due 2027
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative notional amount							$ 252.3	kr 2.2
Columbia Loan Due 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative notional amount										$ 300.0
Gains on repayments of non-current borrowings, cash collection	$ 9.0
Interest rate swap | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities held for hedging		59.0	46.0
Currency swap contract | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative notional amount				$ 206	$ 41.0
Currency swap contract | Columbia Loan Due 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative notional amount						$ 25.0			$ 300.0
Colombia | Interest rate swap | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities held for hedging		$ 0.0
Derivative financial assets held for hedging			$ 6.0